Other Items/Subsequent Events	12 Months Ended
Dec. 31, 2020
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Other Items/Subsequent Events
28.	OTHER ITEMS/SUBSEQUENT EVENTS

a.

The Company has assessed the economic impact of COVID-19 and determined that there were no significant impacts on the Company’s financial statements as of the date the consolidated financial statements were authorized for issue. The Company will continue to monitor developments of the pandemic and assess the related impacts.

b.

On October 9, 2020, the Company entered into an Open Market Sale AgreementSM (the Sale Agreement), with Jefferies LLC, pursuant to which the Company may issue and sell ADSs from time to time, through at-the-market offerings under which Jefferies LLC will act as sales agent and/or principal. From October 9, 2020 through February 19, 2021, the Company sold 8,862,972 ADSs for net proceeds of $21.5 million, of which 3,953,985 ADSs were sold from October 9, 2020 through December 31, 2020 for net proceeds of $7.4 million and 4,908,987 ADSs were sold after December 31, 2020 for net proceeds of $14.1 million. In February 2021, the Company sold 25,568,180 ordinary shares (the equivalent of 5,113,636 ADSs) in a private placement for net proceeds of approximately $18.0 million pursuant to a securities purchase agreement the Company entered into with the purchasers in the private placement (the Securities Purchase Agreement). In March 2021, the Company sold 17,250,000 ADSs representing 86,250,000 ordinary shares in an underwritten public offering for net proceeds of $64.9 million after deducting underwriting discounts and commissions and offering expenses.

c.

On March 1, 2021, the Company announced positive interim unblinded data from the three dose cohorts of its ongoing randomised, double-blind placebo controlled multiple ascending dose study of ASLAN004 for the treatment of moderate to severe atopic dermatitis (AD).

d.

On March 21, 2021, the Company executed an amendment to its joint venture agreement (JV Agreement) with Bukwang. Pursuant to an amendment to the JV Agreement, the second tranche of $2.5 million will be payable to JAGUAHR upon the joint steering committee of JAGUAHR approving an amended research plan setting out a reasonable timeline and budget to complete the additional research required to enable a candidate drug to be nominated.  Of this second tranche, $700,000 may be utilized by JAGUAHR upon receipt, while the balance of $1.8 million will be held unspent in JAGUAHR’s bank account until the board has approved a candidate drug nominated by the joint steering committee, after which it may be released for use by JAGUAHR.  Upon receipt of the second tranche of $2.5 million from Bukwang the Company’s ownership is expected to be diluted from a majority 55% to 35%. Until the Investigational New Drug (IND) application is filed, the Company retains the rights to buy back the assets related to AhR technology at a price equal to three times the amount invested by Bukwang. The Company expect that the IND will be filed in 2022 and that the joint venture will be fully funded by the investment from Bukwang. As of December 31, 2020, the second tranche of $2.5 million has not yet occurred.

e.

On March 22, 2021, the obligation to make early repayment for the October/November 2019 Loan Facility upon raising net proceeds of more than ten times the aggregate loan amount in a single financing transaction during the loan term referred to above was triggered. The Company had informed the lenders under the October/November 2019 Loan Facility of the Company’s intention to repay them. Four lenders under the October/November 2019 Loan Facility have elected so to offset the repayment against the relative warrant exercise price.  The remaining lenders were repaid the outstanding principal plus accrued interest on March 22, 2021, which decreased the Company’s liabilities by $2.5 million, including principal plus accrued interest.

In connection with the October/November 2019 Loan Facility, the Company issued certain warrants (collectively referred to as the “Warrants”). The warrants expire on the earlier of (i) August 25, 2021 (the first anniversary of the delisting of the Company’s ordinary shares on TPEx) or (ii) expiry of the term of the October/November 2019 Loan Facility. To date, warrants to purchase an aggregate of 285,110 ADSs (representing 1,425,550 ordinary shares) have been exercised, and warrants to purchase an aggregate of 272,715 ADSs (representing 1,363,575 ordinary shares) remain outstanding.

f.

On March 29, 2021, pursuant to the Company’s entitlement to make early repayment under the Convertible Loan Facility, the Company repaid convertible loan liabilities in the aggregate amount $1.1 million, including $1.0 million principal and accrued interest.